BASIS OF PREPARATION (Details)		12 Months Ended
	Apr. 22, 2020	Dec. 31, 2021	Dec. 31, 2020
Republic of Suriname
Disclosure of unconsolidated joint ventures/divisions [line items]
Proportion of ownership interest in mining concession		5.00%
Rosebel UJV | Staatsolie
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in unincorporated joint venture	30.00%
IAMGOLD Essakane S.A. ("Essakane S.A.")
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions		90.00%	90.00%
Rosebel Gold Mines N.V.
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions		95.00%	95.00%
Proportion of ownership interest in mining concession		95.00%
Rosebel Gold Mines N.V. | Rosebel UJV
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in unincorporated joint venture	70.00%
Doyon division including the Westwood mine2
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions		100.00%	100.00%
Côté Gold division
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions		70.00%	70.00%
Proportion of ownership interest in mineral tenure		64.75%
Côté Gold division | Sumitomo Metal Mining Co Ltd
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in unincorporated joint venture		70.00%
Boto
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions		90.00%	90.00%
Euro Ressources S.A.
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions		90.00%	90.00%
Merrex Gold Inc.
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions		100.00%	100.00%